Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
Balance		$ 35,215
Balance		(35,215)
Balance		(28,332)	$ (35,215)
Balance		28,332	35,215
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance		25,261
Balance		(25,261)
Balance		(22,644)	(25,261)
Balance		22,644	25,261
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance		9,954
Balance		(9,954)
Balance		(5,688)	(9,954)
Balance		5,688	9,954
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		118,008	118,862	$ 131,055
Additions				450
Write off	$ (12,126)
Effect of foreign exchange		614	(854)	(517)
Balance		(118,008)	(118,862)	(131,055)
Balance	(118,862)	(118,622)	(118,008)	(118,862)
Balance	118,862	118,622	118,008	118,862
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance		84,828	85,682	97,875
Additions				450
Write off	(12,126)
Effect of foreign exchange		614	(854)	(517)
Balance		(84,828)	(85,682)	(97,875)
Balance	(85,682)	(85,442)	(84,828)	(85,682)
Balance	85,682	85,442	84,828	85,682
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance		33,180	33,180	33,180
Additions
Write off
Effect of foreign exchange
Balance		(33,180)	(33,180)	(33,180)
Balance	(33,180)	(33,180)	(33,180)	(33,180)
Balance	33,180	33,180	33,180	33,180
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance		(82,793)	(74,307)	(77,891)
Write off	(12,126)
Effect of foreign exchange		588	(691)	(489)
Balance		82,793	74,307	77,891
Charge for the period		6,909	9,177	9,031
Balance	74,307	90,290	82,793	74,307
Balance	(74,307)	(90,290)	(82,793)	(74,307)
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance		(59,567)	(56,887)	(66,278)
Write off	(12,126)
Effect of foreign exchange		588	(691)	(489)
Balance		59,567	56,887	66,278
Charge for the period		2,643	3,371	3,224
Balance	56,887	62,798	59,567	56,887
Balance	(56,887)	(62,798)	(59,567)	(56,887)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance		(23,226)	(17,420)	(11,613)
Write off
Effect of foreign exchange
Balance		23,226	17,420	11,613
Charge for the period		4,266	5,806	5,807
Balance	17,420	27,492	23,226	17,420
Balance	$ (17,420)	$ (27,492)	$ (23,226)	$ (17,420)